Financial Risk Management (Details 2) - INR (₨) ₨ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Security deposits [Member]
Disclosure of financial risk management [Line Items]
Security deposits received for Internet access services	₨ 497	₨ 497